Available-For-Sale Securities	12 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities
Note 6 —
Available-For-Sale
Securities
Available-for-sale
securities consist of the following interest-bearing investments:

	As of September 30, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Money market funds	$266,362	$—	$—	$266,362
Corporate bonds	183,266	—	14,958	168,308
U.S. government treasuries	44,658	—	4,429	40,229
Municipal bond	17,759	—	1,634	16,125
Supranational and sovereign debt	11,882	—	1,288	10,594
Asset backed obligations	9,835	—	488	9,347

Total(1)	$533,762	$—	$22,797	$510,965

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets.
As of September 30, 2022, $244,603 of securities were classified as short-term interest-bearing investments and $266,362 of securities were classified as cash and cash equivalents.

	As of September 30, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Money market funds	$209,026	$—	$—	$209,026
Corporate bonds	191,445	76	1,084	190,437
U.S. government treasuries	54,987	4	239	54,752
Supranational and sovereign debt	7,479	—	26	7,453
Asset backed obligations	3,890	—	5	3,885

Total(1)	$466,827	$80	$1,354	$465,553

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less

from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2021, $256,527 of securities were classified as short-term interest-bearing investments and $209,026 of securities were classified as cash and cash equivalents.

As of September 30, 2022, the unrealized losses attributable to the Company’s available-for-sale
securities were primarily due to credit spreads and interest rate movements, the majority of the securities that have unrealized losses as of September 30, 2022, also had immaterial unrealized losses as of September 30, 2021. The Company assessed whether such unrealized losses for the investments in its portfolio were caused by expected credit loss. Based on this assessment, the Company did not recognize any credit losses in the fiscal years ended September 30, 2022 and 2021. Realized gains and losses on short-term interest-bearing investments are included in earnings and are determined based on specific identification method.
As of September 30, 2022, the Company’s
available-for-sale
securities had the following maturity dates:

Market Value

Due within one year	$285,671
1 to 2 years	59,726
2 to 3 years	85,794
3 to 4 years	67,113
Thereafter	12,661

$510,965